Note 20 - Subsequent Event	12 Months Ended
Jan. 31, 2013
Subsequent Events [Text Block]
Note 20 - Subsequent Event

On March 7, 2013, we entered into a $50.0 million credit agreement with the Bank of Montreal, for a five year term. The credit agreement provides for a $48.0 million revolving facility, to be repaid in equal quarterly installments over a period of five years from the advance date, and a $2.0 million revolving facility, with no fixed repayment date prior to the end of the term. Borrowings under the credit agreement are secured by a first charge over substantially all of our assets. Depending on the type of advance under the available facilities, interest will be charged at a rate of either i) Canada or US prime rate plus 0% to 1.5%; or ii) LIBOR plus 1.5% to 3%. Interest is payable monthly in arrears under both facilities. The credit agreement contains certain customary representations, warranties and guarantees, and covenants. No amounts have been borrowed under the credit agreement as of March 7, 2013.